Leases - Summary of Change in Right-of-Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation Of Changes In Leases [Roll Forward]
Additions	$ 54,569		$ 13,039
Effect of foreign currency exchange rate differences	0	$ 0	39
Right-of use assets
Reconciliation Of Changes In Leases [Roll Forward]
Gross lease liabilities, beginning balance	94,561
Gross lease liabilities, ending balance	98,218	94,561
Buildings and land | Right-of use assets
Reconciliation Of Changes In Leases [Roll Forward]
Gross lease liabilities, beginning balance	59,254
Gross lease liabilities, ending balance	88,322	59,254
Machinery and equipment | Right-of use assets
Reconciliation Of Changes In Leases [Roll Forward]
Gross lease liabilities, beginning balance	35,307
Gross lease liabilities, ending balance	9,896	35,307
Vehicles under operating leases
Reconciliation Of Changes In Leases [Roll Forward]
Gross lease liabilities, beginning balance	97,186
Gross lease liabilities, ending balance	67,931	97,186
Acquisition cost | Right-of use assets
Reconciliation Of Changes In Leases [Roll Forward]
Gross lease liabilities, beginning balance	125,423	96,257
Additions	54,569	43,514
Cancellations	(8,224)	(157)
Reclassification to Assets held for sale		(4,975)
Effect of foreign currency exchange rate differences	1,278	(9,216)
Gross lease liabilities, ending balance	173,046	125,423	96,257
Acquisition cost | Buildings and land | Right-of use assets
Reconciliation Of Changes In Leases [Roll Forward]
Gross lease liabilities, beginning balance	78,188	45,113
Additions	49,807	42,449
Cancellations	(7,958)	0
Reclassification to Assets held for sale		(4,975)
Effect of foreign currency exchange rate differences	2,576	(4,399)
Gross lease liabilities, ending balance	122,613	78,188	45,113
Acquisition cost | Machinery and equipment | Right-of use assets
Reconciliation Of Changes In Leases [Roll Forward]
Gross lease liabilities, beginning balance	47,235	51,144
Additions	4,762	1,065
Cancellations	(266)	(157)
Reclassification to Assets held for sale		0
Effect of foreign currency exchange rate differences	(1,298)	(4,817)
Gross lease liabilities, ending balance	50,433	47,235	51,144
Acquisition cost | Vehicles under operating leases
Reconciliation Of Changes In Leases [Roll Forward]
Gross lease liabilities, beginning balance	113,614	122,258
Additions	47,438	52,686
Reclassification from PPE	56,899
Reclassification to inventories	(82,222)	(58,650)
Effect of foreign currency exchange rate differences	5,719	(2,680)
Gross lease liabilities, ending balance	141,448	113,614	122,258
Depreciation and impairment | Right-of use assets
Reconciliation Of Changes In Leases [Roll Forward]
Gross lease liabilities, beginning balance	(30,862)	(17,158)
Cancellations	4,318
Impairment loss	20,145
Reclassification to Assets held for sale		522
Effect of foreign currency exchange rate differences	(56)	5,000
Depreciation expense	(28,083)	(19,226)
Gross lease liabilities, ending balance	(74,828)	(30,862)	(17,158)
Depreciation and impairment | Buildings and land | Right-of use assets
Reconciliation Of Changes In Leases [Roll Forward]
Gross lease liabilities, beginning balance	(18,934)	(10,159)
Cancellations	4,318
Impairment loss	0
Reclassification to Assets held for sale		430
Effect of foreign currency exchange rate differences	(565)	3,184
Depreciation expense	(19,110)	(12,389)
Gross lease liabilities, ending balance	(34,291)	(18,934)	(10,159)
Depreciation and impairment | Machinery and equipment | Right-of use assets
Reconciliation Of Changes In Leases [Roll Forward]
Gross lease liabilities, beginning balance	(11,928)	(6,999)
Cancellations	0
Impairment loss	20,145
Reclassification to Assets held for sale		92
Effect of foreign currency exchange rate differences	509	1,816
Depreciation expense	(8,973)	(6,837)
Gross lease liabilities, ending balance	(40,537)	(11,928)	(6,999)
Depreciation and impairment | Vehicles under operating leases
Reconciliation Of Changes In Leases [Roll Forward]
Gross lease liabilities, beginning balance	(16,428)	(4,822)
Reclassification from PPE	(9,873)
Impairment loss	(51,046)
Reclassification to inventories	12,476	4,743
Effect of foreign currency exchange rate differences	(1,873)	849
Depreciation expense	(6,773)	(17,198)
Gross lease liabilities, ending balance	$ (73,517)	$ (16,428)	$ (4,822)